SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2014
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA [Abstract]
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA
NOTE 16:-	SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA

a.	Finance expense, net:

	Year ended December 31,
	2014	2013	2012

Financial expenses:

Interest in respect of long-term loans	$-	$53	$461
Interest in respect of short-term loans and bank fees	3,038	1,565	1,187
Interest in respect of loans to related parties	732	729	299
Changes in derivatives fair value	2,710	-	1,169
Foreign exchange transactions losses	-	6,107	177

	6,480	8,454	3,293
Financial income:

Changes in derivatives fair value	-	6,485	-
Income in respect of cash and cash equivalent and short-term bank deposits	403	655	520
Foreign exchange transactions gains	5,032	-	-

	5,435	7,140	520

Financial expenses, net	$1,045	$1,314	$2,773

b.	Net earnings per share:
The following table sets forth the computation of basic and diluted net earnings per share:

Numerator:

	Year ended December 31,
	2014	2013	2012

Net income attributable to controlling interest, as reported	$78,439	$63,344	$39,632

Numerator for basic and diluted net income per share	$78,439	$63,344	$39,632
Denominator:

	Year ended December 31,
	2014	2013	2012

Denominator for basic income per share	34,932,000	34,666,514	32,641,701
Effect of dilutive stock options granted	462,499	543,432	58,047

Denominator for diluted income per share	35,394,499	35,209,946	32,699,748

 EPS:

	Year ended December 31,
	2014	2013	2012

Basic earnings per share	$2.25	$1.83	$1.21
Diluted earnings per share	$2.22	$1.80	$1.21